Equity Method Investments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Undistributed earnings from equity affiliates	$ 6,699	$ 6,375
Proceeds from equity method investments	301	0	0
America Movil [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee (in hundredths)	8.70%
Fair value of equity method investment	7,166
YP Holdings LLC [Member] | Repayment of Advances [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investments	200
Ownership interest in equity method investment	47.00%
YP Holdings LLC [Member] | Return of Investment [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investments	$ 101